Schedule of impairment losses reversals (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosureImpairmentLineItems [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 3,190	$ (7,339)	$ (2,848)
[custom:ImpairmentLossReversalOfImpairmentLossRecognisedInProfitOrLos1s]			(2,852)
Property, plant and equipment [member]
DisclosureImpairmentLineItems [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	3,414	(7,342)	(2,882)
Intangible assets other than goodwill [member]
DisclosureImpairmentLineItems [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	1	(12)	(1)
Non-current assets or disposal groups classified as held for sale [member]
DisclosureImpairmentLineItems [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	(225)	15	35
Investments accounted for using equity method [member]
DisclosureImpairmentLineItems [Line Items]
Impairment loss recognised in profit or loss, investment property	383	(514)	(4)
Losses [Member]
DisclosureImpairmentLineItems [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	(654)	(15,680)	(3,662)
Reversals [Member]
DisclosureImpairmentLineItems [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 4,227	$ 7,827	$ 810